SEGMENT INFORMATION - Schedule of Net Income or Loss and Total Assets (Details) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended
	Mar. 31, 2025	Mar. 31, 2026	Dec. 31, 2025
Schedule Of Net Income Or Loss And Total Assets Abstract
Cash		$ 358,534	$ 560,813
Cash and marketable securities held in the Trust Account		207,450,297	205,642,100
Total assets		207,970,188	206,334,054
Operating loss	$ (61,816)	(698,884)	(1,882,975)
Income earned on cash and marketable securities held in the Trust Account	0	1,808,197	4,392,100
Net income (loss)	$ (61,786)	$ 1,114,164	$ 2,531,400